REVENUE	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The Company disaggregates its revenue from customers by sales channel, as well as by revenue source and geographic region, based on the location of the end customer, as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.
Revenue by Sales Channel
The Company’s revenue is primarily generated from product sales. Direct sales revenue listed in the table below includes (i) sales to physicians through the Physician Channel Provider, (ii) DTC sales via the Company’s e-commerce platforms, and (iii) sales directly to retailers. Distributors revenue includes products sold through distributors other than the Physician Channel Provider.
Total revenue by sales channel was as follows for the periods indicated:

	Six months ended June 30, 2024			Six months ended June 30, 2023
(In thousands of U.S. dollars)	Obagi Medical	Milk Makeup	Total	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$46,300	$60,933	$107,233	$33,766	$51,087	$84,853
Distributors	19,663	2,285	21,948	20,897	1,237	22,134
Net product sales	$65,963	$63,218	$129,181	$54,663	$52,324	$106,987
Royalties	2,401	—	2,401	2,351	—	2,351
Net revenue	$68,364	$63,218	$131,582	$57,014	$52,324	$109,338

For the six months ended June 30, 2024, two customers accounted for 22% and 20% of the Company’s revenue, respectively. For the six months ended June 30, 2023, two customers accounted for 26% and 22% of the Company’s revenue.
The Physician Channel Provider is an authorized wholesale distributor and service provider for the Company in the U.S. Revenue from sales to physicians and e-commerce customers made through this provider are considered direct sales revenue. The Physician Channel Provider is also a distributor of the Company’s products to other channels, such as the spa channel, and the related sales are considered distributor revenue (in which instances it is referred to as the “Spa Channel Distributor”).
Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

(In thousands of U.S. dollars)	Six months ended June 30, 2024	Six months ended June 30, 2023
Revenue by Geographic Region
North America	$95,469	$75,326
Rest of the World	33,712	31,661
Net product sales	$129,181	$106,987
Royalties	2,401	2,351
Total	$131,582	$109,338
During the six months ended June 30, 2024, the one country that accounted for more than 10% of the Company’s total revenues were the United States, with net product sales amounting to $90.0 million.
During the six months ended June 30, 2023, the one country that accounted for more than 10% of the Company’s total revenues were the United States, with net product sales amounting to $71.2 million.